Goodwill and Intangible Assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the six months ended June 30, 2019, are as follows (in thousands):

	Premier	JSAV	Corporate and Other	Consolidated
Balance at December 31, 2018	$53,517	$5,384	$782	$59,683
Changes in goodwill:
Additions (1)	—	5,357	—	5,357
Adjustments	—	—	—	—
Balance at June 30, 2019	$53,517	$10,741	$782	$65,040
________
(1) The addition of approximately $5.4 million relates to the preliminary valuation of assets and liabilities related to JSAV’s acquisition of BAV.

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017, are as follows (in thousands):

	Premier	J&S	Corporate and Other	Consolidated
Balance at January 1, 2017
Changes in goodwill:
Additions (1)	$—	$12,165	$782	$12,947
Adjustments	—	—	—	—
Balance at December 31, 2017	$—	$12,165	$782	$12,947
Changes in goodwill:
Additions	53,517	—	—	53,517
Adjustments (2)	—	(6,781)	—	(6,781)
Balance at December 31, 2018	$53,517	$5,384	$782	$59,683

(1) Corporate and Other additions reflect the goodwill acquired as a result of the acquisition of Pure Wellness.
(2) The adjustment of approximately $6.8 million relates primarily to the preliminary valuation of assets and liabilities related to the J&S acquisition.

Schedule of Finite-Lived Intangible Assets
Intangible assets, net as of June 30, 2019 and December 31, 2018, are as follows (in thousands):

	June 30, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(79)	$96	$175	$(61)	$114
JSAV customer relationships	8,719	(1,601)	7,118	6,519	(1,087)	5,432
Premier management contracts	188,800	(9,823)	178,977	188,800	(4,353)	184,447
	$197,694	$(11,503)	$186,191	$195,494	$(5,501)	$189,993

Indefinite-lived intangible assets:
JSAV trademarks	$3,551			$3,201
	$3,551			$3,201

Intangible assets, net as of December 31, 2018 and 2017, are as follows (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(61)	$114	$175	$(26)	$149
J&S customer relationships	6,519	(1,087)	5,432	6,519	(156)	6,363
Premier management contracts	188,800	(4,353)	184,447	—	—	—
	$195,494	$(5,501)	$189,993	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201			$3,201
	$3,201			$3,201

Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net as of June 30, 2019 and December 31, 2018, are as follows (in thousands):

	June 30, 2019			December 31, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(79)	$96	$175	$(61)	$114
JSAV customer relationships	8,719	(1,601)	7,118	6,519	(1,087)	5,432
Premier management contracts	188,800	(9,823)	178,977	188,800	(4,353)	184,447
	$197,694	$(11,503)	$186,191	$195,494	$(5,501)	$189,993

Indefinite-lived intangible assets:
JSAV trademarks	$3,551			$3,201
	$3,551			$3,201

Intangible assets, net as of December 31, 2018 and 2017, are as follows (in thousands):

	December 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Wellness customer relationships	$175	$(61)	$114	$175	$(26)	$149
J&S customer relationships	6,519	(1,087)	5,432	6,519	(156)	6,363
Premier management contracts	188,800	(4,353)	184,447	—	—	—
	$195,494	$(5,501)	$189,993	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201			$3,201
	$3,201			$3,201